Note 2: Summary of Significant Accounting Practices: Schedule of Plant, Property and Equipment (Tables)	6 Months Ended
Nov. 30, 2013
Tables/Schedules
Schedule of Plant, Property and Equipment

Schedule of Plant, Property and Equipment

Description	November 30, 2013	May 31, 2013
Work in Progress-Intangible	$942,250	$694,035
Work in Progress-Tangible	$-	$140,965
Rights (leases)	$-	$107,250
Subtotal	$-	$942,250
Depletion	$942,250	$0
Depreciation	$-	$0
Net Plant - Oil Wells, End of period	$-	$942,250